NOTE 13 - Share based compensation: Schedule of Outstanding options (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option #1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	517,091
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.57
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 09, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	517,091
Option #2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	4,286
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.83
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 10, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,286
Option #3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	354,572
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.83
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jul. 29, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	354,572
Option #4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	20,001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.83
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Sep. 10, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	20,001
Option #5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	27,143
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Nov. 09, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	27,143
Option #6
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	76,287
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.85
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 23, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	76,287
Option #7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	19,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.19
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jan. 12, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	19,000
Option #8
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	4,572
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jan. 29, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,572
Option #9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	7,600
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.76
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Feb. 08, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	7,600
Option #10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	171,429
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 16.85
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Feb. 25, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	171,429
Option #11
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	25,143
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 13
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 22, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	25,143
Option #12
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	6,944
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jul. 09, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	6,944
Option #13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	19,999
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.68
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 08, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	19,999
Option #14
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	11,429
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 21, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	11,429
Option #15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,806
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 29, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,806
Option #16
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	24,286
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.57
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Nov. 29, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	24,286
Option #17
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	13,772
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 22, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	13,201
Option #18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,287
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.68
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	May 06, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	6,906
Option #19
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	38,856
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jul. 04, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	30,979
Option #20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	857
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jul. 08, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	857
Option #21
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	150,109
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.17
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Sep. 09, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	143,966
Option #22
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	4,143
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 21, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,048
Option #23
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	11,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.4
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Feb. 03, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	6,714
Option #24
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.6
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 10, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	8,750
Option #25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	52,858
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Apr. 20, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	34,881
Option #26
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,571
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 01, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,286
Option #27
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,571
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Aug. 17, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	3,571
Option #28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	82,642
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 07, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	32,667
Option #29
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,571
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 14, 2033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,857
Option #30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	13,600
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Feb. 20, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	13,600
Option #31
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	2,857
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Feb. 20, 2034
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,071
Option #32
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,571
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 22, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	857
Option #33
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	14,286
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 22, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,597
Option #34
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	44,524
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 22, 2034
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	14,311
Option #35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	16,429
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	May 31, 2034
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,738
Option #36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	111,998
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Nov. 15, 2034
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,902,090	1,807,456	1,783,466
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,620,445	1,578,131